DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Mar. 31, 2020
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES [Abstract]
Fair Value of Compound Derivative Linked to New Preferred Stock
The following tables summarize the fair value of the compound derivative linked to the New Preferred Stock:

Derivatives not designated as hedging instruments	Successor Five Months Ended March 31, 2020 Fair Value
Preferred stock embedded derivative	$286,182
Total derivatives not designated as hedging instruments	$286,182

Successor Five Months Ended March 31, 2020
Total amounts of income and expense line items presented in the statement of financial performance in which the effects of fair value are recorded	Change in fair value of preferred stock derivative liability
Gain or (loss) on derivatives not designated as hedging instruments:
Preferred stock embedded derivative	$184,140

Foreign Exchange Contracts Designated as Hedging Instruments
The following table presents the balance sheet location and fair value of the portions of the Company’s derivative instruments that were designated as hedging instruments as of March 31, 2020 (Successor) (in thousands):

	Derivatives designated as hedging instruments under ASC 815	Derivatives not designated as hedging instruments under ASC 815	Gross amounts of recognized assets and liabilities	Gross amounts offset in the Balance Sheet	Net amounts of assets and liabilities presented in the Balance Sheet
Prepaid expenses and other current assets	$2,747	$—	$2,747	$—	$2,747
Net	$2,747	$—	$2,747	$—	$2,747

The following table presents the balance sheet location and fair value of the portions of the Company’s derivative instruments that were designated as hedging instruments as of March 31, 2019 (Predecessor) (in thousands):

	Derivatives designated as hedging instruments under ASC 815	Derivatives not designated as hedging instruments under ASC 815	Gross amounts of recognized assets and liabilities	Gross amounts offset in the Balance Sheet	Net amounts of assets and liabilities presented in the Balance Sheet
Prepaid expenses and other current assets	$1,845	$—	$1,845	$—	$1,845
Net	$1,845	$—	$1,845	$—	$1,845

Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
The following table presents the impact that derivative instruments, designated as cash flow hedges, had on accumulated other comprehensive loss (net of tax) and consolidated statements of operations (in thousands):

	Successor	Predecessor
	Five Months Ended March 31, 2020	Seven Months Ended October 31, 2019	Financial statement location
Amount of income (loss) recognized in accumulated other comprehensive loss	$—	$(1,828)	Accumulated other comprehensive loss

Amount of income (loss) reclassified from accumulated other comprehensive loss into earnings	$—	$(1,146)	Statements of operations

The following table presents the impact that derivative instruments, designated as cash flow hedges, had on accumulated other comprehensive loss (net of tax) and consolidated statements of operations for fiscal year 2019 (Predecessor) (in thousands):

		Financial statement location
Amount of loss recognized in accumulated other comprehensive loss	$(506)	Accumulated other comprehensive loss
Amount of loss reclassified from accumulated other comprehensive loss into earnings	$(464)	Statement of operations